Share-Based Compensation (Schedule of Compensation Expense) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	¥ 75,862	¥ 58,231	¥ 34,185
Fulfillment [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	5,831	2,904	1,755
Sales and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	28,346	20,363	13,370
Technology and content [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	13,445	13,822	7,875
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	¥ 28,240	¥ 21,142	¥ 11,185